Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings (Loss) Per Share [Abstract]
Schedule of Basic and Diluted (Loss) Earnings Per Share	The following table sets forth the computation of basic and diluted earnings (loss) per share for the years ended December 31, 2025, 2024 and 2023:
	For the Years Ended December 31,
	2025	2024	2023
Net income (loss)	$820,018	$(7,419,412)	$9,750,046
Accretion of convertible redeemable preferred shares	—	—	(160,000)
Net income attributable to Able View Global Inc’s preferred shareholders	—	—	(148,701)
Net income (loss)attributable to Able View Global Inc’s ordinary shareholders	$820,018	$(7,419,412)	$9,441,345
Net (loss) income from continuing operations attributable to Able View Global Inc’s ordinary shareholders	$(2,767,353)	$(1,146,566)	$9,098,465
Net income (loss) from discontinued operations attributable to Able View Global Inc’s ordinary shareholders	$3,587,371	$(6,272,846)	$342,880

(Loss) earnings per share from continuing operations – basic and diluted	$(0.05)	$(0.03)	$0.23
Earnings (loss) per share from discontinued operations – basic and diluted	0.07	$(0.14)	$0.01
Earnings (loss) per share – basic and diluted	$0.02	$(0.17)	$0.24

Weighted average shares – basic and diluted	49,389,922	42,564,831	39,454,997